SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
23. SUBSEQUENT EVENT
On February 11, 2020, our Board of Directors approved an increase to the quarterly cash dividend per share of Common and Class B common stock to $1.775 per share from $1.60 per share, beginning with the dividend that will be paid in April 2020.